TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Non-current
Other payables	$ 0	$ 1,120
Current
Trade payables	2,187	3,015
Accruals	8,473	8,573
Accrued restructuring costs	2,189	0
Indirect taxes	1,426	1,658
Other payables	366	231
Total	$ 14,641	13,477
Disclosure of detailed information about financial instruments [line items]
Trade payables, settlement period	60 days
Legal proceedings provision	$ 255
Accrued severance costs	1,934
Accrued Media Partnership Costs and Other Unbilled Operational Expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,677	6,778
Payable Media Partnership Costs and Other Unbilled Operational
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 314	$ 109